Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017
Accrued Liabilities And Other Current Liabilities [Abstract]
Accrued payroll and compensation		$ 11,138				$ 8,209
Deferred Revenue		306				3,283
Accrued shipping & freight costs		3,628				3,235
Acquisition related current liabilities						3,685
Accrued sales taxes		673				248
Deferred rent		429				389
Current liabilities under tax receivable agreement		266
Other current liabilities		16,575				11,620
Accrued liabilities and other current liabilities	$ 25,572	$ 33,015	$ 35,862	$ 29,891	$ 33,299	$ 30,669	$ 36,115	$ 29,962